Related Party Transactions (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Due to related parties		$ 239,635
Advances from Xiangdong Wen [Member]
Due to related parties	[1]	150,338
Advances from Zhen Fan [Member]
Due to related parties	[2]	53,297
Repurchase of common stock on credit from shareholders [Member]
Due to related parties	[3]	$ 36,000

[1]	Xiangdong Wen is the chairman and 17.2% shareholder of the Company.
[2]	Zhen Fan is the chief executive officer and 16.2% shareholder of the Company.
[3]	On August 7, 2018, the Company repurchased 36,000,000 shares of its common stock from 14 shareholders through a privately negotiated transaction at an aggregate price of $36,000. The treasury stock purchase amount was paid in full in February 2019.